Organization and Plan of Business Operations - The Trust Account (Details)	Sep. 30, 2017 USD ($)
The Trust Account
Accrued interest receivable held in trust account	$ 39,744
U.S. Treasury bills | Fair Value, Inputs, Level 1
The Trust Account
Cash balance in the Trust Account	$ 311,697,781